Fair Value Measurements (Tables)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Summary of Fair Values of Assets and Liabilities
The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring and nonrecurring basis according to the valuation techniques the Company uses to determine their fair value (in thousands):

	As of September 30, 2021
	Level 1	Level 2	Level 3
Recurring fair value measurments
Assets:
Money market funds	$10,372	$—	$—

Total	$10,372	$—	$—

Liabilities:
Convertible notes	$—	$—	$31,117
Warrant liability	$—	$—	$1,425

Total	$—	$—	$32,542

Summary of fair value measurements inputs
The Company calculated the estimated fair value of the Convertible Notes on the date of issuance and at each subsequent reporting date. The Company used the following assumptions as of September 30, 2021:

Nine months ended September 30,	2021
Implied Yield	25.2% - 29.6%
Time from Valuation to Maturity (Years)	1.36
Time from Valuation to SPAC Merger (Years)	0.13
Time from Valuation to Qualified Financing (Years)	0.83
The Company calculated the estimated fair value of the warrants on the date of issuance and at each subsequent reporting date using the following assumptions:

Nine months ended September 30,	2021
Risk Free Rate	1.00% - 1.12%
Warrant Term (Years)	5.00
Dividend Yield	0.00%
Class Volatility	50.00%
Time to Issuance (Years)	0.13 - 0.83

Summary of change in the fair value of derivative warrant liabilities
The following table presents changes in the Level 3 fair value measurement for the Convertible Notes and warrant liability on a recurring basis (in thousands):

	For the nine months ended September 30, 2021
	Convertible Notes	Warrant Liability
Balance as of December 31, 2020	$—	$—
Additions	26,050	1,415
Fair value measurement adjustments	5,067	10

Balance as of September 30, 2021	$31,117	$1,425

LEO HOLDINGS III CORP [Member]
Summary of Fair Values of Assets and Liabilities

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury Securities	$275,013,714	$—	$—	$275,013,714
Liabilities:
Warrant liabilities - public warrants	$4,235,000	$—	$—	$4,235,000
Warrant liabilities - private warrants	$—	$—	$4,106,666	$4,106,666

Summary of Changes in Fair Value of the Derivative Warrant Liabilities
The change in the fair value of the Level 3 derivative warrant liabilities for the three months ended September 30, 2021 and the period from January 8, 2021 (inception) through September 30, 2021 is summarized as follows:

Warrant liabilities at January 8, 2021 (inception)	$—
Issuance of Public and Private Warrants	9,153,333
Change in fair value of warrant liabilities	(1,408,333)

Warrant liabilities at March 31, 2021	7,745,000
Public Warrants transferred to Level 1	(3,905,000)
Change in fair value of warrant liabilities	2,346,666

Warrant liabilities at June 30, 2021	6,186,666
Change in fair value of warrant liabilities	(2,080,000)

Warrant liabilities at September 30, 2021	$4,106,666

Summary of fair value measurements inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	September 30, 2021	March 2, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.94	$9.83
Term (in years)	5.09	5.58
Volatility	12.90%	15.10%
Risk-free interest rate	0.99%	0.79%
Dividend yield	0.0%	0.0%